CAPITAL STOCK - Performance Percentage PSUs Granted (Details)	Dec. 31, 2018	May 28, 2018	May 22, 2018	Mar. 21, 2018	Dec. 31, 2017	Jun. 22, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage		50.00%	100.00%	100.00%		150.00%
Target Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage	100.00%
Target Shares | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage	50.00%
ROIC performance percentage	50.00%
Target Shares | 76th percentile or higher | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage					150.00%
Target Shares | 51st-75th percentile | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage					100.00%
Target Shares | 25th-50th percentile | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage					50.00%
Target Shares | Less than the 25th percentile | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage					0.00%
Target Shares | 90th percentile or higher | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage	200.00%
Target Shares | 75th percentile | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage	150.00%
Target Shares | 50th percentile | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage	100.00%
Target Shares | 25th percentile | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage	50.00%
Target Shares | Less than the 25th percentile | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage	0.00%
Target Shares | 1st Tier | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
ROIC performance percentage	0.00%
Target Shares | 2nd Tier | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
ROIC performance percentage	50.00%
Target Shares | 3rd Tier | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
ROIC performance percentage	100.00%
Target Shares | 4th Tier | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
ROIC performance percentage	150.00%